Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule for new allotments of options and restricted stock units (RSUs)
Date of grant and eligible recipients	Terms of the instrument	No. of ordinary shares (thousands)	Vesting Conditions	Contractual duration of the instrument (years)
Options awarded to CEO and Chairman on March 15, 2022	Options exercisable for ordinary shares	850	12 quarterly tranches	4 years

Options awarded to employees of the Company on March 24, 2022	Options exercisable for ordinary shares	775	1/3 after one year and the balance in 8 quarterly tranches	4 years

Options awarded to employees of the Company on June 10, 2022	Options exercisable for ordinary shares	2,180	1/3 after one year and the balance in 8 quarterly tranches	4 years

Options awarded to employees of the Company on November 24, 2022	Options exercisable for ordinary shares	1,695	1/3 after one year and the balance in 8 quarterly tranches	4 years

Total options exercisable into shares		5,500

Schedule for number and weighted average exercise prices of options and RSUs
	Number of options and RSUs	Weighted average exercise price	Number of options and RSUs	Weighted average exercise price
	2022	2022	2021	2021
		USD		USD
Outstanding at January 1	19,035,257	0.71	9,505,140	0.84
Granted during the year	5,500,000	0.35	14,559,520	0.66
Forfeited during the year	3,390,640	1.17	194,673	0.52
Exercised during the year(1)	1,107,735	0.04	4,834,730	0.82
Outstanding at December 31	20,036,882	0.53	19,035,257	0.71
Exercisable at December 31	4,925,184	1.67	3,562,192	0.99

(1)	Partly executed through cashless mechanism

Schedule of parameters used for measuring fair value at the date the share-based payment plan
Fair value at date awarded	USD 1,331 thousand

Parameters taken into account in the fair value calculation:
Share price (USD at date awarded)	0.21-0.51
Exercise price (USD unlinked)	0.20-0.52
Expected volatility (weighted average)	91.25%-100.74%
Exercise life	2.0-2.8 years
Risk-free interest rate	2.03%-4.04%
Expected rate of dividend	0%